Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of reclassifications out of accumulated other comprehensive loss	The Company had the following reclassifications out of Accumulated Other Comprehensive Loss during the years ended December 31, 2023, 2022 and 2021, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income	2023	2022	2021
Amortization of deferred realized losses on cash flow hedges	Loss on derivatives	$3,622	$3,622	$3,622
Reclassification of prior service cost of defined benefit plan	Other income/(expenses), net	885	7,808	—
Reclassification to interest income	Interest income	—	—	(9,211)
Total Reclassifications		$4,507	$11,430	$(5,589)